PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment as of June 30, 2017 and 2016 consisted of the following:

	Useful life	Salvage
	(years)	value	2017	2016

Leasehold improvements	3-5	3%	$467,564	$393,985
Vehicles	4-5	3%-5%	1,112,359	1,151,482
Office equipment	3-5	3%	172,166	173,984
Electric equipment	3	3%	34,632	24,528

Less: accumulated depreciation			(1,192,573)	(889,260)
Property and equipment, net			$594,148	$854,719